LONG-TERM DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term debt
Notional amount	$ 744.1
Deferred Financing Costs	(5.9)
Carrying Amount	738.2	$ 1,435.4
Less: current portion		(199.9)
Long-term debt	738.2	1,235.5
Fair Value	812.9	1,472.7
Senior notes
Long-term debt
Notional amount	744.1
Deferred Financing Costs	(5.9)
Carrying Amount	738.2	1,235.5
Fair Value	$ 812.9	$ 1,272.7
6.25% $500M senior notes
Long-term debt
Interest rate (as a percent)	6.25%	6.25%
6.875% $250M senior notes
Long-term debt
Interest rate (as a percent)	6.875%	6.875%
Term Loan
Long-term debt
Carrying Amount		$ 199.9
Fair Value		$ 200.0
Interest rate basis	SOFR	SOFR
Adjustment to interest rate basis (as a percent)	1.25%	1.25%
Less: current portion
Long-term debt
Less: current portion		$ (199.9)
Fair Value		(200.0)
Long-term debt and credit facility
Long-term debt
Notional amount	$ 744.1
Deferred Financing Costs	(5.9)
Long-term debt	738.2	1,235.5
Fair Value	$ 812.9	$ 1,272.7